CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	429,608,977	429,404,977
Ordinary shares, shares outstanding (in shares)	436,656,529	429,404,977
Parent
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	436,656,529	429,404,977
Ordinary shares, shares outstanding (in shares)	429,608,977	429,404,977